Loans Payable	6 Months Ended
Jun. 30, 2024
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 15 – LOANS PAYABLE

At June 30, 2024 and December 31, 2023, loans payable consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Loan payable	$2,545,615	$493,159
Non-current loan payable	-	2,113,539
Total	$2,545,615	$2,606,698

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,064,012), RMB1,500,000 ($206,401) and RMB3,500,000 ($481,603) from a third party, carrying interest at 12%. The RMB15,000,000 loan was extended for one year and will mature on January 21, 2025. The RMB3,500,000 loan was extended for one year and will mature on June 14, 2025. The RMB1,500,000 loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,606,698 in 2023 to $2,545,615 in 2024 was due mainly to currency translation.

The interest expense for the six months ended June 30, 2024 and 2023 was $154,015 and $160,319. Respectively.